Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Pension Plans and Similar Obligations
Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

€ millions	Domestic Plans		Foreign Plans		Other Post-Employment		Total
					Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Present value of the DBO	886	857	418	382	132	118	1,436	1,357
Fair value of the plan assets	878	848	355	319	59	56	1,292	1,223
Net defined benefit liability (asset)	8	9	63	63	73	62	144	134
Portion of net defined benefit liability (asset) recognized in the Consolidated Statement of Financial Position - % of:
Non-current other financial assets	0	0	0	0	0	0	0	0
Non-current provisions	3	3	24	20	27	19	54	41

Summary of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Post-Employment Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate	2.3	2.3	2.1	1.0	0.8	0.6	4.2	3.9	4.0

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Post-Employment Plans			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Present value of defined benefit obligations if:
Discount rate was 50 basis points higher	836	806	800	391	357	344	126	114	93	1,353	1,277	1,237
Discount rate was 50 basis points lower	940	912	913	450	411	398	141	123	101	1,531	1,446	1,412

Schedule of Plan Asset Allocation

€ millions	2018		2017
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market

Total plan assets	387	905	350	873
Thereof: Asset category
Equity investments	116	0	105	0
Corporate bonds	142	0	122	0
Insurance policies	5	905	5	873

Schedule of Total expense of Defined Contribution Plans and State Plans

€ millions	2018	2017	2016
Defined contribution plans	280	260	234
State plans	630	603	529
Total expense	910	863	763